JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.0%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	34	10,317

Airlines — 0.5%
Delta Air Lines, Inc. (a)	103	2,933
United Airlines Holdings, Inc. * (a)	47	1,467

		4,400

Beverages — 1.5%
Coca-Cola Co. (The)	323	14,279

Biotechnology — 5.8%
AbbVie, Inc. (a)	281	21,394
Amgen, Inc.	107	21,783
Vertex Pharmaceuticals, Inc. *	50	11,826

		55,003

Capital Markets — 1.0%
MSCI, Inc.	34	9,709

Chemicals — 0.3%
CF Industries Holdings, Inc.	94	2,562

Communications Equipment — 1.3%
Cisco Systems, Inc.	304	11,950

Construction & Engineering — 0.5%
MasTec, Inc. *	142	4,638

Containers & Packaging — 0.4%
Crown Holdings, Inc. *	60	3,482

Diversified Consumer Services — 0.4%
H&R Block, Inc.	266	3,742

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	285	8,308

Electric Utilities — 0.4%
NRG Energy, Inc.	126	3,438

Entertainment — 1.8%
Electronic Arts, Inc. *	86	8,604
Take-Two Interactive Software, Inc. *	74	8,813

		17,417

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	53	11,628
Invitation Homes, Inc.	302	6,452
SBA Communications Corp.	19	4,994

		23,074

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	37	10,493

Food Products — 1.3%
General Mills, Inc.	144	7,620
Tyson Foods, Inc., Class A	83	4,797

		12,417

Health Care Equipment & Supplies — 0.4%
Dentsply Sirona, Inc.	96	3,720

Health Care Providers & Services — 4.3%
Cigna Corp.	36	6,308
Humana, Inc.	51	16,015
UnitedHealth Group, Inc. (a)	74	18,479

		40,802

Health Care Technology — 0.8%
Veeva Systems, Inc., Class A *	51	7,959

Hotels, Restaurants & Leisure — 0.9%
Hilton Worldwide Holdings, Inc. (a)	77	5,268
Starbucks Corp.	54	3,530

		8,798

Household Durables — 1.0%
NVR, Inc. *	1	3,494
PulteGroup, Inc.	252	5,616

		9,110

Household Products — 1.2%
Procter & Gamble Co. (The)	100	10,989

Insurance — 0.5%
Allstate Corp. (The)	35	3,238
Lincoln National Corp.	74	1,940

		5,178

Interactive Media & Services — 8.3%
Alphabet, Inc., Class A *	17	20,218
Alphabet, Inc., Class C *	15	17,326
Facebook, Inc., Class A * (a)	251	41,850

		79,394

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc. *	30	58,881
eBay, Inc.	134	4,013
Expedia Group, Inc.	23	1,272

		64,166

IT Services — 13.2%
Accenture plc, Class A	144	23,428
Amdocs Ltd.	129	7,113
Euronet Worldwide, Inc. *	57	4,869
International Business Machines Corp.	167	18,525
KBR, Inc.	185	3,834
Leidos Holdings, Inc.	84	7,689
Mastercard, Inc., Class A	56	13,479
Perspecta, Inc.	218	3,973
VeriSign, Inc. * (a)	42	7,582
Visa, Inc., Class A	220	35,463

		125,955

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	64	4,584
IQVIA Holdings, Inc. *	60	6,428

		11,012

Machinery — 1.0%
Caterpillar, Inc. (a)	54	6,220
Deere & Co.	25	3,468

		9,688

Media — 0.7%
AMC Networks, Inc., Class A *	49	1,201

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Charter Communications, Inc., Class A *	13	5,454

		6,655

Metals & Mining — 0.3%
Newmont Corp.	42	1,897
Reliance Steel & Aluminum Co.	5	438

		2,335

Multiline Retail — 2.0%
Dollar General Corp.	35	5,225
Target Corp.	152	14,150

		19,375

Oil, Gas & Consumable Fuels — 0.0% (b)
ConocoPhillips	13	385

Pharmaceuticals — 3.0%
Allergan plc	38	6,801
Bristol-Myers Squibb Co.	283	15,791
Johnson & Johnson	42	5,442

		28,034

Professional Services — 0.9%
FTI Consulting, Inc. *	64	7,678
ManpowerGroup, Inc.	25	1,298

		8,976

Road & Rail — 0.5%
CSX Corp.	80	4,607

Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials, Inc.	202	9,255
Lam Research Corp.	74	17,808
NXP Semiconductors NV (Netherlands)	81	6,676
QUALCOMM, Inc.	118	7,956
Universal Display Corp.	18	2,385

		44,080

Software — 14.0%
Atlassian Corp. plc, Class A *	27	3,747
Fortinet, Inc. *	89	9,004
Manhattan Associates, Inc. *	55	2,750
Microsoft Corp.	578	91,149
NortonLifeLock, Inc.	230	4,301
Oracle Corp.	465	22,493

		133,444

Specialty Retail — 0.7%
RH * (a)	20	2,049
Ross Stores, Inc.	48	4,201

		6,250

Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	307	78,105
HP, Inc.	102	1,778
Xerox Holdings Corp.	58	1,100

		80,983

Trading Companies & Distributors — 0.6%
United Rentals, Inc. *	58	5,979

TOTAL COMMON STOCKS (Cost $753,025)		913,103

	No. of Rights (000)
RIGHTS — 0.0% (b)
Pharmaceuticals — 0.0% (b)
Bristol-Myers Squibb Co., CVR, expiring 12/31/2020 * (Cost $71)	33	126

	Shares (000)
SHORT-TERM INVESTMENTS — 11.5%
INVESTMENT COMPANIES — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (c) (d) (Cost $32,081)	32,075	32,078

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (c) (d)	65,528	65,515
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (c) (d)	11,641	11,641

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $77,147)		77,156

TOTAL SHORT-TERM INVESTMENTS (Cost $109,228)		109,234

Total Investments — 107.5% (Cost $862,324)		1,022,463
Liabilities in Excess of Other Assets — (7.5)%		(71,026)

Net Assets — 100.0%		951,437

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $75,635,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	183	06/2020	USD	23,538	(97)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,022,463	$—	$—	$1,022,463

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(97)	$—	$—	$(97)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$26,680	$306,949	$301,534	$(12)	$(5)	$32,078	32,075	$361	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	—	96,000	30,500	6	9	65,515	65,528	21	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	1,273	73,589	63,221	—	—	11,641	11,641	40	—

Total	$27,953	$476,538	$395,255	$(6)	$4	$109,234		$422	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.